UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline            New York, New York             August 14, 2008
--------------------           ------------------------       ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $656,983
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

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

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                   TITLE                VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL   DISCRETION      MANAGERS  SOLE     SHARED  NONE
AMERICAN CAPITAL STRATEGIES       COM       024937104    3,335    140,300 SH        SHARED-DEFINED     1              140,300
ANTHRACITE CAP INC                COM       037023108    1,430    203,080 SH        SHARED-DEFINED     1              203,080
ARBOR RLTY TR INC                 COM       038923108    6,547    729,905 SH        SHARED-DEFINED     1              729,905
ARTHROCARE CORP                   COM       043136100   18,884    462,725 SH        SHARED-DEFINED     1              462,725
BARE ESCENTUALS INC               COM       067511105    5,336    284,900 SH        SHARED-DEFINED     1              284,900
CAPITALSOURCE INC                 COM       14055X102    6,006    542,060 SH        SHARED-DEFINED     1              542,060
CAPITALSOURCE INC                 COM       14055X102    3,463    230,500    PUT    SHARED-DEFINED     1              230,500
CNET NETWORKS INC                 COM       12613R104    2,526    219,875 SH        SHARED-DEFINED     1              219,875
CONSTANT CONTACT INC              COM       210313102    2,337    123,968 SH        SHARED-DEFINED     1              123,968
CORE MARK HOLDING CO INC          COM       218681104    7,049    269,055 SH        SHARED-DEFINED     1              269,055
COUSINS PPTYS INC                 COM       222795106      274     11,883 SH        SHARED-DEFINED     1               11,883
DIAMONDS TR                    UNIT SER 1   252787106  275,667  2,430,498 SH        SHARED-DEFINED     1            2,430,498
FIRST BUSEY CORP                  COM       319383105      463     35,000 SH        SHARED-DEFINED     1               35,000
FIRST INDUSTRIAL REALTY TRUS      COM       32054K103    3,305    120,300 SH        SHARED-DEFINED     1              120,300
FUEL TECH INC                     COM       359523107    2,026    115,000 SH        SHARED-DEFINED     1              115,000
GREENHILL & CO INC                COM       395259104   14,098    261,759 SH        SHARED-DEFINED     1              261,759
INDYMAC BANCORP INC               COM       456607100    5,462  1,077,374 SH        SHARED-DEFINED     1            1,077,374
LOOPNET INC                       COM       543524300    2,149    190,200 SH        SHARED-DEFINED     1              190,200
M & F WORLDWIDE CORP              COM       552541104   21,706    552,173 SH        SHARED-DEFINED     1              552,173
POLARIS INDS INC                  COM       731068102    4,346    107,620 SH        SHARED-DEFINED     1              107,620
POWERSHARES QQQ TRUST          UNIT SER 1   73935A104   41,218    912,503 SH        SHARED-DEFINED     1              912,503
QLT INC                           COM       746927102   20,966  6,112,592 SH        SHARED-DEFINED     1            6,112,592
QUALCOMM INC                      COM       747525103    9,884    222,765 SH        SHARED-DEFINED     1              222,765
REDWOOD TR INC                    COM       758075402      570     25,000 SH        SHARED-DEFINED     1               25,000
SIERRA WIRELESS INC               COM       826516106   19,376  1,307,400 SH        SHARED-DEFINED     1            1,307,400
SMITHFIELD FOODS INC              COM       832248108    3,878    195,085 SH        SHARED-DEFINED     1              195,085
SPDR TR                        UNIT SER 1   78462F103  134,364  1,049,880 SH        SHARED-DEFINED     1            1,049,880
STANDARD PAC CORP NEW             COM       85375C101    8,596  2,543,260 SH        SHARED-DEFINED     1            2,543,260
STARENT NETWORKS CORP             COM       85528P108    6,590    523,880 SH        SHARED-DEFINED     1              523,880
STATE STR CORP                    COM       857477103    1,295     18,500    PUT    SHARED-DEFINED     1               18,500
ULTA SALON COSMETCS & FRAG I      COM       90384S303   10,913    750,000 SH        SHARED-DEFINED     1              750,000
UNITED CMNTY BKS BLAIRSVLE G    CAP STK     90984P105      853    100,000 SH        SHARED-DEFINED     1              100,000
VISTAPRINT LIMITED                SHS       G93762204   12,071    451,077 SH        SHARED-DEFINED     1              451,077
                                                       656,983


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